Intangible assets and goodwill - Summary Of Detailed Information About Impairment Loss Of Goodwill (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill [Member]
Detailed Information About Impairment Loss Of Goodwill [Line Items]
Impairment loss	$ 0	$ 3	$ 8